Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2024	Dec. 31, 2023
Min | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0029
Min | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0035	0.0041
Min | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0194	0.0186
Min | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0230	0.0230
Min | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.07
Min | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0137)
Min | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.15
Min | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Government debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	1
Min | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0050	0.0060
Min | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0019	0.0011
Min | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.04
Min | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0385
Min | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.04
Min | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0015
Min | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.01
Min | Interest rate derivatives | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.01)
Min | Interest rate derivatives | Option model | Inflation volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.0066
Min | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0019	0.0026
Min | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.36)	(0.20)
Min | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.33	(0.20)
Min | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Min | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Min | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0215)	(0.0238)
Min | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.05
Min | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.40	0.40
Max | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1972	0.1672
Max | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0908	0.0802
Max | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1011	0.0870
Max | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0345	0.0345
Max | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.18	0.18
Max | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	240	287
Max | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0025)
Max | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.32
Max | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	125	5,000
Max | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2,322	352
Max | Government debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	123	127
Max | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0198	0.0192
Max | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0211	0.0391
Max | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.11	0.91
Max | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0186	0.0468
Max | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.07
Max | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1972	0.1672
Max | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.12	0.07
Max | Interest rate derivatives | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.02
Max | Interest rate derivatives | Option model | Inflation volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.0257
Max | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0175	0.0515
Max | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.30	0.78
Max | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.98
Max | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Max | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Max | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0351	0.0110
Max | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.33	1.38
Max | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1